UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Corey Gamble
Title:  Compliance Manager
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Corey Gamble                   Scotts Valley, CA                  5/3/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      733,212
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
GUGGENHM CANADIAN   ENERGY INCOME        ETF            18383Q606    53655  2346070          SOLE                Sole      0    0
FIRST TR ISE        REVERE NAT GAS       ETF            33734J102     2633   112744          SOLE                Sole      0    0
FIRST TR EXCHANGE   TRADED FD II         ETF            33734X119     5198   223474          SOLE                Sole      0    0
ISHARES TR S&P      MIDCAP 400 INDEX FD  ETF            464287507    49869   505206          SOLE                Sole      0    0
ISHARES TR S&P      MIDCAP 400/GROWTH    ETF            464287606   183164  1659844          SOLE                Sole      0    0
ISHARES TR S&P      SMALLCAP 600/        ETF            464287887   142052  1797665          SOLE                Sole      0    0
POWERSHARES EXCHANGETRADED FD TR DYNAMIC ETF            73935X849     2616   136387          SOLE                Sole      0    0
POWERSHARES EXCHANGETRADED FD TR II S&P  ETF            73937B886    62950  1989580          SOLE                Sole      0    0
POWERSHARES EXCHANGETRADED FD TR DYNAMIC ETF            73935X872    51825  2819659          SOLE                Sole      0    0
RYDEX ETF TR S&P    EQUAL WEIGHT ENERGY  ETF            78355W866    62495   829728          SOLE                Sole      0    0
SCHW US SCAP ETF                         ETF            808524607     9362   251999          SOLE                Sole      0    0
SCHW US BRD MKT ETF                      ETF            808524102    10272   319203          SOLE                Sole      0    0
SCH US MID-CAP ETF                       ETF            808524508     9571   355933          SOLE                Sole      0    0
ISHARES INC MSCI    THAILAND INDEX FD    ETF            464286624     1551    23220          SOLE                Sole      0    0
SPDR SER TR         S&P OIL & GAS EQUIP  ETF            78464A748    73056  1661500          SOLE                Sole      0    0
SPDR SER TR         S&P OIL & GAS        ETF            78464A730    12943   200919          SOLE                Sole      0    0